Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of information by segment

	For the Three Months Ended September 30, 2020
	Shipping Agency and Management Services	Freight Logistics Services	Container Trucking Services	Total
Net revenues	$206,845	$929,954	$-	$1,136,799
Cost of revenues	$176,968	$918,258	$-	$1,095,226
Gross profit	$29,877	$11,696	$-	$41,573
Depreciation and amortization	$80,269	$3,450	$-	$83,719
Total capital expenditures	$-	$-	$-	$-
Gross margin%	14.4%	1.3%	-%	3.7%

	For the Three Months Ended September 30, 2019
	Shipping Agency and Management Services	Freight Logistics Services		Container Trucking Services	Total
Net revenues	$500,000	$1,242,142	*	$44,084	$1,786,226
Cost of revenues	$95,822	$547,684	*	$39,898	$683,404
Gross profit	$404,178	$694,458		$4,186	$1,102,822
Depreciation and amortization	$102,774	$7,702		$44,101	$154,577
Total capital expenditures	$4,538	$-		$-	$4,538
Gross margin%	80.8%	55.9%		9.5%	61.7%

*	For certain freight logistics contracts that the Company entered into with customers starting from first quarter of fiscal year 2020, the Company (i) acts as an agent in arranging the relationship between the customer and the third-party service provider and (ii) does not control the services rendered to the customers, revenues related to these contracts are presented net of related costs. For the three months ended September 30, 2019, gross revenues and gross cost of revenues related to these contracts amounted to approximately $9.1 million and $8.5 million, respectively. There was no such transaction for the three months ended September 30, 2020.

	September 30,	June 30,
	2020	2020
Shipping Agency and Management Services	$3,153,654	$2,531,074
Freight Logistic Services	3,268,441	3,176,165
Container Trucking Services	21,567	30,863
Total Assets	$6,443,661	$5,738,102

	For the Year Ended June 30, 2020
	Shipping Agency and Management Services	Inland Transportation Management Services	Freight Logistics Services		Container Trucking Services	Total
Revenues
- Related party	$-	$-	$-		$-	$-
- Third parties	$2,105,651	$-	$4,368,596	*	$61,709	$6,535,956
Total revenues	$2,105,651	$-	$4,368,596		$61,709	$6,535,956
Cost of revenues	$827,690	$-	$2,795,859	*	$55,314	$3,678,863
Gross profit	$1,277,961	$-	$1,572,737		$6,395	$2,857,093
Depreciation and amortization	$340,421	$-	$7,684		$54,189	$402,294
Total capital expenditures	$6,984	$-	$-		$-	$6,984
Gross margin%	60.7%	-%	36.0%		10.4%	43.7%
	For the Year Ended June 30, 2019
	Shipping Agency Services	Inland Transportation Management Services	Freight Logistics Services	Container Trucking Services	Total
Revenues
- Related party	$-	$433,383	$-	$-	$433,383
- Third parties	$2,093,680	$1,036,416	$37,725,136	$482,432	$41,337,664
Total revenues	$2,093,680	$1,469,799	$37,725,136	$482,432	$41,771,047
Cost of revenues	$1,894,332	$128,624	$33,556,109	$427,445	$36,006,510
Gross profit	$199,348	$1,341,175	$4,169,027	$54,987	$5,764,537
Depreciation and amortization	$-	$110,821	$1,902	$18,197	$130,920
Total capital expenditures	$-	$-	$125,817	$17,675	$143,492
Gross margin%	9.5%	91.2%	11.1%	11.4%	13.8%
	June 30,	June 30,
	2020	2019
PRC	$4,368,596	$37,755,310
U.S.	2,167,360	1,922,057
Hong Kong	-	2,093,680
Total revenues	$6,535,956	$41,771,047
*	For certain freight logistics contracts that the Company entered into with customers starting from first quarter of fiscal year 2020, the Company (i) acts as an agent in arranging the relationship between the customer and the third-party service provider and (ii) does not control the services rendered to the customers, revenues related to these contracts are presented net of related costs. For the year ended June 30, 2020, gross revenues and gross cost of revenues related to these contracts amounted to approximately $25.8 million and $24.3 million, respectively.

Schedule of segment reporting total assets
	September 30,	September 30,
	2020	2019
PRC	$929,954	$1,242,142
U.S.	206,845	544,084
Total revenues	$1,136,799	$1,786,226

	June 30,	June 30,
	2020	2019
Shipping Agency and Management Services	$2,531,074	$3,549,093
Freight Logistic Services	3,176,165	17,017,695
Container Trucking Services	30,863	32,215
Total Assets	$5,738,102	$20,599,003